HSBC Bank plc's subsidiaries, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2024
BGF Group PLC
Disclosure of associates [line items]
HSBC’s interest percent	24.62%
Bud Financial Limited
Disclosure of associates [line items]
HSBC’s interest percent	4.50%
Divido Financial Services Limited
Disclosure of associates [line items]
HSBC’s interest percent	7.85%
Episode Six Limited
Disclosure of associates [line items]
HSBC’s interest percent	5.69%
HQLAX S.à r.l.
Disclosure of associates [line items]
HSBC’s interest percent	6.10%
Lightico Ltd
Disclosure of associates [line items]
HSBC’s interest percent	2.80%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
HSBC’s interest percent	30.00%
Marketnode PTE. Ltd.
Disclosure of associates [line items]
HSBC’s interest percent	12.60%
Quantexa Ltd
Disclosure of associates [line items]
HSBC’s interest percent	9.36%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
HSBC’s interest percent	7.10%
Trade Information Network Limited
Disclosure of associates [line items]
HSBC’s interest percent	12.76%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
HSBC’s interest percent	9.88%